Segment and geographic information - Reconciliation of Combined Business Segments' Results Included in Preceding Table to Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment and geographic information
Net revenue		¥ 1,416,372	¥ 1,579,491	¥ 1,546,342
Unrealized gain (loss) on investments in equity securities held for operating purposes		(20,691)	24,685	10,728
Consolidated net revenue	[1]	1,395,681	1,604,176	1,557,070
Non-interest expenses		¥ 1,230,523	¥ 1,257,417	¥ 1,195,456
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		¥ 1,230,523	¥ 1,257,417	¥ 1,195,456
Income before income taxes		185,849	322,074	350,886
Unrealized gain (loss) on investments in equity securities held for operating purposes		(20,691)	24,685	10,728
Consolidated income before income taxes		¥ 165,158	¥ 346,759	¥ 361,614

[1]	There is no revenue derived from transactions with a single major external customer.